Acquisitions and Divestitures Cerebos Purchase Price Allocation to Indefinite Lived Assets (Details) - Cerebos $ in Millions	12 Months Ended
Dec. 29, 2018 USD ($)
Business Acquisition [Line Items]
Identifiable intangible assets	$ 100
Trademarks
Business Acquisition [Line Items]
Identifiable intangible assets	$ 87
Definite-lived intangible asset, weighted average life	22 years
Customer-related assets
Business Acquisition [Line Items]
Identifiable intangible assets	$ 13
Definite-lived intangible asset, weighted average life	12 years